Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	ALLIANZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2012
Allianz AGIC Growth Fund (First Prospectus Summary) | Allianz AGIC Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGFIX
Allianz AGIC Growth Fund (First Prospectus Summary) | Allianz AGIC Growth Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOGPX
Allianz AGIC Growth Fund (First Prospectus Summary) | Allianz AGIC Growth Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGFAX
Allianz AGIC Growth Fund (First Prospectus Summary) | Allianz AGIC Growth Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRDX
Allianz AGIC Growth Fund (Second Prospectus Summary) | Allianz AGIC Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWAX
Allianz AGIC Growth Fund (Second Prospectus Summary) | Allianz AGIC Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGFBX
Allianz AGIC Growth Fund (Second Prospectus Summary) | Allianz AGIC Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWCX
Allianz AGIC Growth Fund (Second Prospectus Summary) | Allianz AGIC Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPGRX